Income tax receivables and payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Income tax receivables and payables
Income tax receivables, Current	€ 317	€ 195
Income taxes receivables, Non current	114	108
Income tax payables, Current	2,108	648
Income tax payables, Non current	€ 253	€ 374